Condensed Carve out Consolidated Interim Statements of Change in Shareholder Equity	Share Capital Psyence Group Inc shares	Share Capital NCAC Sponsor USD ($) shares	Share Capital Third party advisors USD ($) shares	Share Capital USD ($) shares	Foreign currency translation reserve USD ($)	Deficit USD ($)	Psyence Group Inc shares	NCAC Sponsor USD ($)	Third party advisors USD ($)	USD ($) shares	CAD ($) shares
Opening balance as at beginning at Mar. 31, 2021											$ 6,060,018
Issuance of shares											(1,617,390)
Net loss for the period											(2,319,932)
Balance at end at Mar. 31, 2022				$ 4,537,055	$ 255,189	$ (3,171,380)				$ 1,620,864	2,122,696
Psyence Group contribution				1,164,238						1,164,238
Net loss for the period						(2,577,667)				(2,577,667)
Other comprehensive income (loss)					(3,600)					(3,600)
Balance at end at Jan. 31, 2023				5,701,293	251,589	(5,749,047)				203,835
Opening balance as at beginning at Mar. 31, 2022				4,537,055	255,189	(3,171,380)				1,620,864	2,122,696
Issuance of shares											1,844,500
Net loss for the period											(4,238,471)
Balance at end at Mar. 31, 2023				5,934,141	149,464	(6,291,875)				(208,270)	$ (271,275)
Issuance of shares, reverse takeover transaction		$ 27,671,039						$ 27,671,039
Issuance of shares, reverse takeover transaction (in shares) | shares	5,000,000	7,794,659					5,000,000
Issuance of shares for debt settlement				$ 532,500						532,500
Issuance of shares for debt settlement (in shares) | shares				150,000
Issuance of shares			$ 1,583,300						$ 1,583,300
Issuance of shares (in shares) | shares			446,000
Net loss for the period						(34,701,404)				(34,701,404)
Other comprehensive income (loss)					13,706					13,706
Balance at end at Jan. 31, 2024				$ 35,720,980	$ 163,170	$ (40,993,279)				$ (5,109,129)
Balance at end (in shares) at Jan. 31, 2024 | shares				13,390,659						13,390,659	13,390,659